Subsequent Events (Details) - Forecast [Member] ¥ in Thousands	1 Months Ended
Sep. 30, 2023 CNY (¥)
Subsequent Event [Line Items]
Cash	¥ 40,000
Cash consideration	40,000
Fair value settled	49,340
Impairment loss on long-lived assets and long-term prepaid expenses	25,825
Expected settlement amount	80,000
Settlement amount carrying value	¥ 105,825